ACCOUNTS RECEIVABLE AND OTHER (Details) In Millions, unless otherwise specified					0 Months Ended
	Dec. 31, 2013 CAD	Dec. 31, 2012 CAD	Dec. 31, 2013 Special Purpose Entity USD ($)	Dec. 31, 2013 Special Purpose Entity CAD	Sep. 20, 2013 Special Purpose Entity Maximum USD ($)
ACCOUNTS RECEIVABLE AND OTHER
Unbilled revenues	2,773	2,289
Trade receivables	1,215	677	380	404
Taxes receivable	200	123
Regulatory assets	54
Short-term portion of derivative assets	385	383
Prepaid expenses and deposits	123	132
Current deferred income taxes	120	167
Dividends receivable	26	26
Other	98	266
Allowance for doubtful accounts	(38)	(49)
Accounts receivable and other	4,956	4,014
Accounts receivable and other
Percentage of ownership in SPE to avail receivable owned by SPE	100.00%
Accumulated purchases, net of collections					450
Trade and accrued receivables	1,215	677	$ 380	404